11. INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012
Income Taxes Details 2
Net operating loss and capital loss carry forward - Deferred Tax Assets	$ 2,748
Deferred Tax Assets, gross	2,748
Technology license - Deferred Tax Liability	(466)
Organizational costs - Deferred Tax Liability	9
Accrual to Cash - Deferred Tax Liability	(385)
Deferred Tax Liability, gross	(842)
Valuation allowance	(1,960)
Deferred tax asset, net of valuation allowance